PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	As of December 31,
	2023	2022

Amounts due from government institutions	$61	$103
Prepaid expenses and other receivables	91	429
	$152	$532